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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07324

Gardner Lewis Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street, Suite 700 Boston, MA 02110

(Name and Address of Agent for Service)

With a copy to:

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

and

John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member Firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Registrant's telephone number, including area code: (610) 558-2800

Date of fiscal year end:      October 31st

Date of reporting period:    July 31, 2014

Item 1. Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
July 31, 2014 (Unaudited)

Common Stocks - 94.9%	Shares	Value
Consumer Discretionary - 21.9%
Automobiles - 0.7%
Tesla Motors, Inc. *	378	$84,407

Hotels, Restaurants & Leisure - 2.5%
Wynn Resorts, Ltd.	1,345	286,754

Household Durables - 2.2%
Toll Brothers, Inc. *	4,665	152,499
WCI Communities, Inc. *	6,120	105,203
		257,702
Internet & Catalog Retail - 5.6%
Amazon.com, Inc. *	1,075	336,464
Priceline Group, Inc. (The) *	164	203,762
zulily, inc. - Class A *	3,245	112,342
		652,568
Media - 8.0%
Discovery Communications, Inc. - Class C *	2,845	239,264
Liberty Media Corp. - Class A *	2,539	119,460
Liberty Media Corp. - Class C *	5,078	238,666
Scripps Networks Interactive, Inc. - Class A	1,443	118,918
Walt Disney Co. (The)	2,485	213,412
		929,720
Multiline Retail - 0.7%
J. C. Penney Co., Inc. *	9,064	85,020

Specialty Retail - 1.3%
Restoration Hardware Holdings, Inc. *	1,820	148,858

Textiles, Apparel & Luxury Goods - 0.9%
Michael Kors Holdings Ltd. *	1,240	101,035

Consumer Staples - 4.8%
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	2,815	330,875

Personal Products - 1.9%
Estée Lauder Cos., Inc. (The) - Class A	3,005	220,747

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 94.9% (Continued)	Shares	Value
Energy - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
Chesapeake Energy Corp.	6,240	$164,549
EOG Resources, Inc.	2,972	325,256
Pioneer Natural Resources Co.	1,580	349,907
Seventy Seven Energy, Inc. *	445	9,981
		849,693
Financials - 13.4%
Banks - 1.6%
SVB Financial Group *	1,665	181,518

Diversified Financial Services - 9.7%
Bank of America Corp.	25,865	394,441
Citigroup, Inc.	6,994	342,077
MasterCard, Inc. - Class A	5,300	392,995
		1,129,513
Insurance - 2.1%
American International Group, Inc.	4,695	244,046

Health Care - 9.8%
Biotechnology - 5.1%
Alexion Pharmaceuticals, Inc. *	1,756	279,186
Gilead Sciences, Inc. *	3,419	313,010
		592,196
Health Care Providers & Services - 4.7%
Humana, Inc.	4,665	548,837

Industrials - 6.2%
Aerospace & Defense - 2.5%
Boeing Co. (The)	2,400	289,152

Airlines - 2.8%
Copa Holdings, S.A. - Class A	1,041	158,097
Spirit Airlines, Inc. *	2,525	165,185
		323,282
Machinery - 0.9%
Middleby Corp. (The) *	1,548	112,788

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 94.9% (Continued)	Shares	Value
Information Technology - 28.9%
Communications Equipment - 5.2%
Aruba Networks, Inc. *	11,715	$209,230
Ciena Corp. *	10,855	211,998
Ruckus Wireless, Inc. *	14,445	186,485
		607,713
Internet Software & Services - 8.6%
CoStar Group, Inc. *	980	140,856
Facebook, Inc. - Class A *	5,000	363,250
Google, Inc. - Class C *	562	321,239
Yelp, Inc. *	1,340	89,994
Youku Tudou, Inc. - ADR *	4,625	88,060
		1,003,399
Semiconductors & Semiconductor Equipment - 2.1%
Mellanox Technologies Ltd. *	5,892	245,402

Software - 7.0%
NetSuite, Inc. *	1,425	120,142
salesforce.com, inc. *	5,420	294,035
Splunk, Inc. *	3,315	155,871
Workday, Inc. - Class A *	2,880	241,459
		811,507
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	6,060	579,154
Nimble Storage, Inc. *	4,363	112,915
		692,069
Materials - 2.6%
Chemicals - 2.6%
Monsanto Co.	2,630	297,427

Total Common Stocks (Cost $8,095,830)		$11,026,228

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 4.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	286,548	$286,548
Fidelity Institutional Money Market Portfolio- Class I, 0.05% (a)	286,549	286,549
Total Money Market Funds (Cost $573,097)		$573,097

Total Investments at Value - 99.8% (Cost $8,668,927)		$11,599,325

Other Assets in Excess of Liabilities - 0.2%		27,072

Total Net Assets - 100.0%		$11,626,397

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2014.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
July 31, 2014 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,026,228	$-	$-	$11,026,228
Money Market Funds	573,097	-	-	573,097
Total	$11,599,325	$-	$-	$11,599,325

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of July 31, 2014, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund as of July 31, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2014:

Cost of portfolio investments	$8,743,863

Gross unrealized appreciation	$3,161,448
Gross unrealized depreciation	(305,986)

Net unrealized appreciation	$2,855,462

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector and or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of July 31, 2014, the Fund had 28.9% of the value of its net assets invested in stocks within the Information Technology sector.

The Chesapeake Core Growth Fund
Schedule of Investments
July 31, 2014 (Unaudited)

Common Stocks - 92.4%	Shares	Value
Consumer Discretionary - 23.6%
Hotels, Restaurants & Leisure - 2.8%
Wynn Resorts, Ltd.	3,515	$749,398

Household Durables - 1.6%
Toll Brothers, Inc. *	13,415	438,537

Internet & Catalog Retail - 5.1%
Amazon.com, Inc. *	2,541	795,307
Priceline Group, Inc. (The) *	488	606,316
		1,401,623
Media - 11.1%
Discovery Communications, Inc. - Class A *	6,150	524,041
Liberty Global plc - Series A *	15,800	657,280
Liberty Media Corp. - Class A *	6,035	283,947
Liberty Media Corp. - Class C *	12,070	567,290
Scripps Networks Interactive, Inc. - Class A	5,105	420,703
Walt Disney Co. (The)	6,593	566,207
		3,019,468
Multiline Retail - 0.8%
J.C. Penney Co., Inc. *	22,666	212,607

Specialty Retail - 1.3%
Restoration Hardware Holdings, Inc. *	4,290	350,879

Textiles, Apparel & Luxury Goods - 0.9%
Michael Kors Holdings Ltd. *	2,940	239,551

Consumer Staples - 5.1%
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	7,050	828,657

Personal Products - 2.1%
Estée Lauder Cos., Inc. (The) - Class A	7,725	567,478

Energy - 10.8%
Oil, Gas & Consumable Fuels - 10.8%
Chesapeake Energy Corp.	20,060	528,982
EOG Resources, Inc.	15,286	1,672,900
Occidental Petroleum Corp.	2,702	264,012

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 92.4% (Continued)	Shares	Value
Energy - 10.8% (Continued)
Oil, Gas & Consumable Fuels - 10.8% (Continued)
Pioneer Natural Resources Co.	1,970	$436,276
Seventy Seven Energy, Inc. *	1,504	33,735
		2,935,905
Financials - 14.3%
Banks - 0.8%
CIT Group, Inc.	4,230	207,735

Diversified Financial Services - 11.3%
Bank of America Corp.	68,505	1,044,701
Citigroup, Inc.	22,264	1,088,932
MasterCard, Inc. - Class A	12,630	936,515
		3,070,148
Insurance - 2.2%
American International Group, Inc.	11,535	599,590

Health Care - 9.2%
Biotechnology - 5.1%
Alexion Pharmaceuticals, Inc. *	4,143	658,696
Gilead Sciences, Inc. *	7,900	723,245
		1,381,941
Health Care Providers & Services - 4.1%
Humana, Inc.	9,560	1,124,734

Industrials - 5.5%
Aerospace & Defense - 2.7%
Boeing Co. (The)	5,944	716,133

Airlines - 2.8%
Copa Holdings, S.A. - Class A	2,459	373,448
Spirit Airlines, Inc. *	6,020	393,829
		767,277
Information Technology - 21.1%
Internet Software & Services - 8.3%
CoStar Group, Inc. *	2,325	334,172
Facebook, Inc. - Class A *	12,070	876,885
Google, Inc. - Class C *	1,855	1,060,318
		2,271,375

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 92.4% (Continued)	Shares	Value
Information Technology - 21.1% (Continued)
Software - 5.8%
salesforce.com, inc. *	16,000	$868,000
Workday, Inc. - Class A *	8,595	720,605
		1,588,605
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	19,800	1,892,286

Materials - 2.8%
Chemicals - 2.8%
Monsanto Co.	6,840	773,536

Total Common Stocks (Cost $17,322,202)		$25,137,463

Money Market Funds - 9.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	1,258,266	$1,258,266
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (a)	1,258,265	1,258,265
Total Money Market Funds (Cost $2,516,531)		$2,516,531

Total Investments at Value - 101.6% (Cost $19,838,733)		$27,653,994

Liabilities in Excess of Other Assets - (1.6%)		(427,026)

Total Net Assets - 100.0%		$27,226,968

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2014.

See accompanying notes to Schedule of Investments.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments
July 31, 2014 (Unaudited)

1.	Securities Valuation

The Chesapeake Core Growth Fund's (the "Fund") securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.

Accounting principles generally accepted in the United States of America ("GAAP") establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$25,137,463	$-	$-	$25,137,463
Money Market Funds	2,516,531	-	-	2,516,531
Total	$27,653,994	$-	$-	$27,653,994

Refer to the Fund's Schedule of Investments for a listing of the common stocks by industry type. As of July 31, 2014, the Fund did not have any transfers in and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held in the Fund as of July 31, 2014. It is the Fund's policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2014:

Cost of portfolio investments	$20,377,804

Gross unrealized appreciation	$7,674,710
Gross unrealized depreciation	(398,520)

Net unrealized appreciation	$7,276,190
The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gardner Lewis Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	September 24, 2014

By (Signature and Title)		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	September 24, 2014